UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):				[ ] is a restatement.
							[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
					Name:		Rosen Real Estate Securities, LLC
					Address:		1995 University Avenue, Ste 550
							Berkeley, CA  94704
					13F File Number:	028-12206


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items,statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Kenneth T. Rosen
Title:			Chairman
Phone:			510-549-4510
Signature,				Place, 			and Date of Signing:

		KENNETH T. ROSEN	Berkeley, California		May 12, 2008



Report Type (Check only one):
				[X]	13F HOLDINGS REPORT.
				[ ]	13F NOTICE.
				[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		 1
Form 13F Information Table Entry Total:		30
Form 13F Information Table Value Total:		254426

List of Other Included Managers:

No. 13F File Number			Name
01	028-12480			Rosen Financial Services, LLC

FORM 13F INFORMATION TABLE

NAME OF ISSUER		TITLE				VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTH.
         			OF CLS		CUSIP		X$1000)PRN AMT	PRN	CALL	DSCRTN	MGRS	SOLE	SHARED	NONE
----------------------		--------------	-----		-------	-------	---	----	-------	-------	------	------	------
AMB PROP CORP		COMMON		00163T109	10621	195172	SH		Defined	1	195172
AVALON BAY CMNTYS INC	COMMON 	53484101	13288	137666	SH		Defined	1	137666
BOSTON PROPERTIES INC	COMMON 	101121101	14547	158003	SH		Defined	1	158003
BRANDYWINE RLTY TR	COMMON 	105368203	2597	153139	SH		Defined	1	153139
BRE PROPERTIES INC	PREFERRED	05564E502	784	36657	SH		Defined	1	36657
BRE PROPERTIES INC CL A	COMMON 	5.56E+109	10349	227159	SH		Defined	1	227159
CENTEX CORP		PUT OPTIONS	152312104	7408	306000	SH	PUT	Defined	1	306000
CORPORATE OFC PROP	COMMON 	22002T108	5404	160784	SH		Defined	1	160784
DOUGLAS EMMETT INC	COMMON 	25960P109	17452	791105	SH		Defined	1	791105
EQUITY RESID PROP	COMMON 	29476L107	8317	200462	SH		Defined	1	200462
ESSEX PROPTY TRUST INC	COMMON 	297178105	9846	86381	SH		Defined	1	86381
FEDRL RLTY INV TR SBI NEW	COMMON 	313747206	5667	72698	SH		Defined	1	72698
GENRL GROWTH PROP INC	COMMON 	370021107	1383	36231	SH		Defined	1	36231
HCP INC			COMMON 	40414L109	6624	195911	SH		Defined	1	195911
HOST HOTELS & RESRTS INC	COMMON 	44107P104	2745	172400	SH		Defined	1	172400
HOVNANIAN ENT INC-CL A	PUT OPTIONS	442487203	6042	570000	SH	PUT	Defined	1	570000
ISHARES TR DJ US RE IDX	PUT OPTIONS	464287739	34529	530400	SH	PUT	Defined	1	530400
MACERICH CO		COMMON 	554382101	5157	73386	SH		Defined	1	73386
MAGUIRE PROP INC		NASDAQ OTC ISS	559775101	228	15900	SH		Defined	1	15900
MISSION WEST PPTYS	COMMON 	605203108	4230	447634	SH		Defined	1	447634
PENNSYLVANIA REAL EST	COMMON 	709102107	3259	133627	SH		Defined	1	133627
POST PROPERTIES INC	COMMON 	737464107	7144	184991	SH		Defined	1	184991
PROLOGIS TR		COMMON 	743410102	16770	284906	SH		Defined	1	284906
PULTE HOMES INC		PUT OPTIONS	745867101	8892	611100	SH	PUT	Defined	1	611100
REGENCY CTRS CORP	PREFERRED	758849509	451	20000	SH		Defined	1	20000
REGENCY REALTY CORP	COMMON 	758849103	8369	129231	SH		Defined	1	129231
SIMON PROP GROUP INC	COMMON 	828806109	10927	117609	SH		Defined	1	117609
SL GREEN REALTY CORP	COMMON 	78440X101	9451	116002	SH		Defined	1	116002
TAUBMAN CENTERS INC	COMMON 	876664103	10407	199744	SH		Defined	1	199744
VORNADO REALTY TRUST	COMMON 	929042109	11538	133836	SH		Defined	1	133836